FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.:

Description	Level	March 31, 2026	September 30, 2025
Assets:
Cash and investments held in Trust Account	1	$8,188,994	$15,890,194

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.:

Description	Level	September 30, 2025	September 30, 2024
Assets:
Cash and investments held in Trust Account	1	$15,890,194	$118,601,873